TAXATION - Net operating loss carry forwards (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Net operating loss carryforwards	$ 671,237	$ 764,251
Net operating loss carryforwards, provided for valuation allowance	625,688	761,417
Net operating loss carryforwards, expected to be utilized prior to expiration	$ 45,549	$ 2,834
China
TAXATION
Preferential tax rate (as a percent)	15.00%